Finance income and expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Finance income [Abstract]
Finance income on cash, cash equivalents and other financial assets	$ 596	$ 522	$ 1,888	$ 1,080
Gain on cash equivalents and other financial assets at fair value through profit and loss ("FVTPL")	1,819	1,081	2,564	2,138
Interest income under effective interest rate method at fair value through other comprehensive income ("FVOCI")	659	952	1,381	2,007
Finance income	3,074	2,555	5,833	5,225
Finance expense [Abstract]
Finance expense on investments	(165)	(165)	(333)	(331)
Finance expense on lease liability	(9)	(13)	(19)	(26)
Finance expense	$ (174)	$ (178)	$ (352)	$ (357)